Expense Example - TCW High Yield Bond Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,151
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	$ 1,700